Income Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of federal income taxes on earnings differs from that computed at the statutory corporate tax rate
(in thousands)	2022	2021
Income taxes at the statutory rate of 21%	$434	$456
Increase (decrease) resulting from:
Cash surrender value of life insurance	(16)	(19)
State income taxes, net of federal benefit	130	(83)
Other	(71)	(2)
	$477	$352

Schedule of composition of the company’s net deferred tax liability
(in thousands)	2022	2021
Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$381	$405
Accrued expenses	72	102
Fair value accounting adjustments at acquisition	107	199
Nonaccrued interest on loans	107	109
Other real estate owned adjustments	-	3
Depreciation	73	42
State net operating loss carryforward	121	227
Total deferred tax assets	861	1,087

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(981)	(981)
Deferred loan origination costs	(36)	(30)
Loan servicing rights	(46)	(37)
Accrual to cash adjustment	(152)	(106)
Fair value accounting adjustments on acquisition	(535)	(547)
Total deferred tax liabilities	(1,750)	(1,701)
Net deferred tax liability	$(889)	$(614)